Related Parties Transactions - Schedule of Accounts Receivable Due from Related Parties (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GenePharm Inc. [Member]
Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total
Rgene [Member]
Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total			10,463
Related Party [Member]
Schedule of Accounts Receivable Due from Related Parties [Line Items]
Total			$ 10,463